CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		42 Months Ended	159 Months Ended	162 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2004	Dec. 31, 2013	Mar. 31, 2014
Cash Provided By (Used In) Operating Activities, Discontinued Operations	$ 0	$ 0	$ 0	$ 0	$ 36	$ (23)	$ (23)	[1]
Cash Provided By (Used In) Investing Activities, Discontinued Operations	0	0	0	0	16	(16)	(16)	[1]
Cash Provided By (Used In) Financing Activities, Discontinued Operations	$ 0	$ 0	$ 0	$ 0	$ 57	$ 43	$ 43	[1]

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.